Derivative financial instruments (Details - Forward and swap contracts - notional value) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 172,856	R$ 288,592
Forward and swap contracts
Disclosure of detailed information about financial instruments [line items]
Notional value	259,881	316,105
Up to 3 months | Forward and swap contracts
Disclosure of detailed information about financial instruments [line items]
Notional value	86,948
From 3 to 12 months | Forward and swap contracts
Disclosure of detailed information about financial instruments [line items]
Notional value	94,856
1 year to 3 years | Forward and swap contracts
Disclosure of detailed information about financial instruments [line items]
Notional value	53,500
Later than three years [member] | Forward and swap contracts
Disclosure of detailed information about financial instruments [line items]
Notional value	24,577
Swap contracts - liabilities
Disclosure of detailed information about financial instruments [line items]
Notional value	172,933	288,592
Swap contracts - liabilities | From 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Notional value	94,856
Swap contracts - liabilities | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Notional value	53,500
Swap contracts - liabilities | Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	24,577
Forward contract - assets
Disclosure of detailed information about financial instruments [line items]
Notional value	86,948	R$ 27,513
Forward contract - assets | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 86,948